LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2017 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-Term Investments [line Items]
Fair value at the disposal	¥ 49,927
Payments to Acquire Held-to-Maturity Securities									¥ 38,000
Deposit						¥ 470,000
Interest adjustment amount						39,392
Fair value						¥ 36,851
Unrealized losses for securities (in Dollars) | $							$ 883
BitPay, Inc. (Delaware) [Member]
Long-Term Investments [line Items]
Cash consideration | $			$ 28,400
Ningbo Weilie [Member]
Long-Term Investments [line Items]
Cash consideration				¥ 20,000,000
CSJ Golden Bull [Member]
Long-Term Investments [line Items]
Cash consideration					¥ 40,900
Hubei Consumer [Member]
Long-Term Investments [line Items]
Cash in exchange		¥ 361,100
BitPay, Inc. (Delaware) [Member]
Long-Term Investments [line Items]
Equity interest			1.11%			1.11%		1.11%
Ningbo Weilie [Member]
Long-Term Investments [line Items]
Equity interest				8.50%
CSJ Golden Bull [Member]
Long-Term Investments [line Items]
Equity interest						25.00%		25.00%
Equity income						¥ 10,549		¥ 6,552	5,034
PT.TIRTA Finance to Trusty Cars Pte. Ltd [Member]
Long-Term Investments [line Items]
Equity interest	40.00%
Equity income						16		(136)	211
PT.TIRTA Finance to PT SAHABAT MITRA [Member]
Long-Term Investments [line Items]
Equity interest	5.00%
PT.TIRTA Finance [Member]
Long-Term Investments [line Items]
Equity interest	40.00%
Record a loss	¥ 582
Hubei Consumer [Member]
Long-Term Investments [line Items]
Equity interest		24.47%
Hubei Consumption Financial Company (“Hubei Consumption”) [Member]
Long-Term Investments [line Items]
Equity income						30,678		¥ 28,919
Shanghai Xinzheng [Member]
Long-Term Investments [line Items]
Cash consideration						¥ 35,968